Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Components of income tax provision
The following table shows the significant components of the income tax provision from continuing operations:

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in thousands)
Current
Federal	$60,343	$49,744	$54,456
State and foreign	9,108	3,052	2,553
	69,451	52,796	57,009
Deferred
Federal	3,337	13,408	(2,811)
State and foreign	(1,536)	268	(56)
	1,801	13,676	(2,867)
	$71,252	$66,472	$54,142

Provision for income taxes attributable to continuing operations
The following table shows a reconciliation of income taxes calculated at the statutory rate and the provision for income taxes attributable to continuing operations:

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in thousands)
Income taxes at the federal statutory rate	$77,789	$65,969	$52,941
Non-deductible expense related to incentive stock options	(633)	—	1
State income tax, net of federal benefit	349	2,728	2,172
Change in valuation allowance	2,242	1,425	1,273
Federal tax credits	(922)	(167)	(134)
Foreign tax credit	(4,342)	(4,356)	(2,849)
Effect of permanently reinvesting foreign earnings	(3,820)	—	—
Other	589	873	738
Total provision	$71,252	$66,472	$54,142
Effective tax rate	32.1%	35.3%	35.8%

Significant components of deferred tax assets and liabilities
The following table shows significant components of our deferred tax assets and liabilities as of September 30:

	September 30,
	2012	2011
	(in thousands)
Deferred tax assets:
Book over tax depreciation	$—	$1,001
Tax over book inventory	3,904	3,457
Accrued liabilities	14,334	12,220
Pawn service charges receivable	3,937	3,775
Stock compensation	974	—
State and foreign net operating loss carry-forwards	3,845	1,425
Total deferred tax assets	26,994	21,878
Deferred tax liabilities:
Tax over book amortization	10,833	6,605
Foreign income and dividends	3,864	2,932
Tax over book depreciation	1,912	—
Stock compensation	—	194
Prepaid expenses	1,082	928
Total deferred tax liabilities	17,691	10,659
Net deferred tax asset	9,303	11,219
Valuation allowance	(2,242)	(1,425)
Net deferred tax asset	$7,061	$9,794